Financial risk management - Maximum credit risk (Details) - Credit risk - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Risk management
Total credit risk	€ 579	€ 499
Loan commitments given undrawn
Risk management
Total credit risk	303	313
Customer financing related loan receivables
Risk management
Total credit risk	€ 276	€ 186